Tax liabilities, Eligible tax debt balances and maturities (Details) - BRL (R$) R$ in Thousands		6 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Eligible tax debt balances [Abstract]
Total		R$ 682,989	R$ 565,289
Tax loss carryforwards		6,707	44
REFIS Copa [Member]
Eligible tax debt balances [Abstract]
Principal		62,965	62,965
Fines and interest		79,085	79,085
Reduction due to amnesty of interest, fines and legal charges		(44,055)	(44,055)
Repayments by prepayments		(30,428)	(30,428)
Payment in installments		(29,203)	(28,623)
SELIC restatement		1,504	1,494
Use of unused tax loss carryforwards		(29,213)	(29,213)
Reversion of unused tax loss carryforwards from REFIS to PRT		1,372	1,372
Total	[1]	R$ 12,027	12,597
SELIC interest rate per month		1.00%
REFIS Copa [Member] | 2018 [Member]
Eligible tax debt balances [Abstract]
Total		R$ 1,713	1,675
REFIS Copa [Member] | 2019 [Member]
Eligible tax debt balances [Abstract]
Total		1,713	1,675
REFIS Copa [Member] | 2020 [Member]
Eligible tax debt balances [Abstract]
Total		1,713	1,675
REFIS Copa [Member] | 2021 [Member]
Eligible tax debt balances [Abstract]
Total		1,713	1,675
REFIS Copa [Member] | 2022 Onwards [Member]
Eligible tax debt balances [Abstract]
Total		5,175	R$ 5,897
Unused Tax Loss [Member] | REFIS Copa [Member]
Eligible tax debt balances [Abstract]
Tax loss carryforwards		R$ 5,605

[1]	(i) In August 2014, enactment of Federal Law No. 12996/2014 ("REFIS da Copa") enabled the inclusion of new tax contingencies in REFIS (tax installment payment program). The Company initially included the overdue taxes in REFIS da Copa in order to benefit from an amnesty on accrued interest and fines. With the launch of PERT in 2017, the Company decided to include most part of taxes in this new program, instead of REFIS da Copa.